Note 31 - Subsequent Event (Details Textual) - shares	Jul. 21, 2021	Jun. 30, 2021
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, conversion of instruments (in shares)		2,005,190
AWN Holdings Limited [member]
Statement Line Items [Line Items]
Proportion of ownership interests held in the entity		44.00%
Major ordinary share transactions [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, conversion of instruments (in shares)	2,005,190
Major ordinary share transactions [member] | AWN Holdings Limited [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, conversion of instruments (in shares)	1,959,339
Proportion of ownership interests held in the entity	49.10%
Major ordinary share transactions [member] | AWN Holdings Limited [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, conversion of instruments (in shares)	1,959,339